PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 — PROPERTY, PLANT AND EQUIPMENT, NET

	As of March 31,
	2025	2026
	RMB	RMB
Office real estate	20,995	20,995
Furniture and equipment	10,768	10,768
Production and other machineries	47,845	47,888
Total	79,608	79,651
Less: accumulated depreciation	(31,059)	(36,505)
Less: impairment	(8,950)	(8,950)
Property and equipment, net	39,599	34,196

Depreciation charged to expense amounted to RMB5.7 million, RMB5.6 million and RMB5.5 million for the years ended March 31, 2024, 2025 and 2026, respectively.

Based on testing of the future economic benefits derived from the property, plant and equipment, the Company had identified indications of impairment in these assets. Impairment for property, plant and equipment was recorded RMB 9.0 million for the years ended March 31, 2025. No such impairment was recorded for the year ended March 31, 2026.

UTIME LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share data and per share data, or otherwise noted)